Pay vs Performance Disclosure - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net income applicable to shareholders of The Bank of New York Mellon Corporation	[1],[2]	$ 4,530	$ 3,302	$ 2,556

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.